FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENT
Money market funds	$ 333,190	$ 17,818
Marketable securities	373,741	70,711
Total financial assets	706,931	88,529
Level 1
FAIR VALUE MEASUREMENT
Money market funds	333,190	17,818
Marketable securities	28,111	16,811
Total financial assets	361,301	34,629
Level 2
FAIR VALUE MEASUREMENT
Marketable securities	345,630	53,900
Total financial assets	$ 345,630	$ 53,900